Schedule of Share-based Compensation, Activity (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Share-based Compensation, Activity
Risk-free interest rate	0.99%
Dividend yield	0.00%
Volatility factor	133.77%
Expected life	5.5 years